Impairment Losses (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended				9 Months Ended		12 Months Ended	3 Months Ended									9 Months Ended	3 Months Ended							9 Months Ended
	Sep. 30, 2013 property	Jun. 30, 2013 property	Mar. 31, 2013 property	Mar. 31, 2012	Sep. 30, 2013 property	Sep. 30, 2012 property	Dec. 31, 2012 property	Sep. 30, 2012 One Held For Sale Hotel [Member] property	Mar. 31, 2012 One Held For Sale Hotel [Member] property	Jun. 30, 2013 Two Held For Sale Hotels [Member] property	Mar. 31, 2012 Two Held For Sale Hotels [Member] property	Jun. 30, 2012 Three Held For Sale Hotels [Member] property	Jun. 30, 2013 Five Held For Sale Hotels [Member] property	Mar. 31, 2013 Seven Held For Sale Hotels [Member] property	Jun. 30, 2013 Three Subsequently Sold Hotels [Member] property	Jun. 30, 2012 Three Subsequently Sold Hotels [Member] property	Sep. 30, 2013 Four Subsequently Sold Hotels [Member] property	Jun. 30, 2012 Six Subsequently Sold Hotels [Member] property	Mar. 31, 2012 Eight Subsequently Sold Hotels [Member] property	Mar. 31, 2013 Five Subsequently Sold Hotels [Member] property	Sep. 30, 2012 Nine Subsequently Sold Hotels [Member] property	Sep. 30, 2012 One Hotel Reclassified As Held For Sale [Member] property	Sep. 30, 2012 One Hotel Held For Use [Member] property	Mar. 31, 2012 One Hotel Held For Use [Member] property	Sep. 30, 2013 Minimum [Member]	Sep. 30, 2013 Maximum [Member]
Long Lived Assets Held-for-sale [Line Items]
Percentage of shortfall on cash flow or operating performance to determine significant underperformance					15.00%
Assumption used to determine impairment loss for non-core assets, holding period																									3 years	5 years
Assumed holding period for core assets					10 years
Number of hotels held for use																							1
Impairment losses on hotels held for use																							$ 2.7
Recovery of previously recorded impairment loss on hotels held for sale or sold	0.1
Recovery of previously recorded impairment loss on hotels held for sale or use				0.3					0.1						0.1	0.1
Impairment loss on hotels subsequently sold and held for sale	$ 0.2				$ 0.2			$ 0.1		$ 0.4	$ 0.2	$ 1.4	$ 0.7	$ 0.1				$ 0.1	$ 1.6	$ 0.4	$ 2.6	$ 1.4
Number of held for sale hotels, recorded for impairment	1							1			1	2	2	4			9
Number of hotels reclassified as held for sale																						1
Number of hotels subsequently sold	1								1						3	3		7	9	8	9
Number of held for sale hotels with impairment recovery	2
Number of hotels sold	5	8	2		15	15	9			4
Number of hotels sold with impairment recovery at sale	2
Number Of Hotels Held For Use With Impairment Recovery																								1